Derivative Instruments - Summary of Credit Exposure Arising from Derivatives (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Collateral amount received	$ 5,036	$ 4,359
Cash Collateral Received [Member]
Disclosure of financial assets [line items]
Collateral amount received	3,961	3,534
Securities Collateral Received [Member]
Disclosure of financial assets [line items]
Collateral amount received	1,075	825
Eligible financial collateral [member] | AIRB exposure [member]
Disclosure of financial assets [line items]
Collateral amount received	$ 5,020	$ 4,341